Adjusting Items Included In Profit from Operations - Taxation - Additional Information (Details) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Revenue [Abstract]
Impact of tax rate changes on deferred tax balances	£ 4	£ 26	£ 35
Tax on adjusting items	£ 60	£ 67	£ 287